UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Yok Wah Tai                 London, England                May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total: $7,308,626
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1.     028-11976            Lansdowne Global Financials Fund Limited
2.     028-12718            Lansdowne Global Financials Fund L.P.
3.     028-13736            Lansdowne Developed Markets Strategic Investment
                              Master Fund Limited
4.     028-14977            Lansdowne Developed Markets Master Fund Limited
5.     028-15335            Lansdowne Partners Austria GmbH


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2         COLUMN 3    COLUMN 4          COLUMN 5   COLUMN 6   COLUMN 7     COLUMN 8

                               TITLE                        VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS              CUSIP    (X1000)   PRN AMT PRN CALL DISCRETION  MANGRS    SOLE    SHARED   NONE
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   35,714     470,117 SH          SOLE                  88,143       381,974
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101  594,303   7,822,862 SH        DEFINED       4      7,822,862
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   11,599     152,683 SH        DEFINED       5        152,683
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   50,373     663,064 SH        DEFINED     3, 5       663,064
ALEXZA PHARMACEUTICALS INC   COM NEW           015384209    1,359     307,500 SH        DEFINED     3, 5       307,500
AMAZON COM INC               COM               023135106   27,311     102,490 SH          SOLE                  19,211        83,279
AMAZON COM INC               COM               023135106  423,880   1,590,605 SH        DEFINED       4      1,590,605
AMAZON COM INC               COM               023135106    8,875      33,304 SH        DEFINED       5         33,304
AMAZON COM INC               COM               023135106   36,123     135,552 SH        DEFINED     3, 5       135,552
AMERICAN INTL GROUP INC      COM NEW           026874784   27,614     711,328 SH        DEFINED       1        711,328
AMERICAN INTL GROUP INC      COM NEW           026874784    2,535      65,289 SH        DEFINED       2         65,289
BANK OF AMERICA CORPORATION  COM               060505104   18,912   1,552,887 SH          SOLE                 290,802     1,262,085
BANK OF AMERICA CORPORATION  COM               060505104   71,169   5,843,141 SH        DEFINED       1      5,843,141
BANK OF AMERICA CORPORATION  COM               060505104    6,532     536,310 SH        DEFINED       2        536,310
BANK OF AMERICA CORPORATION  COM               060505104  334,806  27,488,142 SH        DEFINED       4     27,488,142
BANK OF AMERICA CORPORATION  COM               060505104    6,146     504,630 SH        DEFINED       5        504,630
BANK OF AMERICA CORPORATION  COM               060505104   27,851   2,286,610 SH        DEFINED     3, 5     2,286,610
BLACKSTONE GROUP L P         COM UNIT LTD      09253U108   16,650     841,742 SH        DEFINED       1        841,742
BLACKSTONE GROUP L P         COM UNIT LTD      09253U108    1,528      77,227 SH        DEFINED       2         77,227
CAPITAL ONE FINL CORP        COM               14040H105   21,330     388,172 SH        DEFINED       1        388,172
CAPITAL ONE FINL CORP        COM               14040H105    1,958      35,628 SH        DEFINED       2         35,628
CARLYLE GROUP L P            COM UTS LTD PTN   14309L102   18,009     595,335 SH        DEFINED       1        595,335
CARLYLE GROUP L P            COM UTS LTD PTN   14309L102    1,654      54,665 SH        DEFINED       2         54,665
CARLYLE GROUP L P            COM UTS LTD PTN   14309L102    1,776      58,724 SH        DEFINED       4         58,724
CITIGROUP INC                COM NEW           172967424   64,261   1,452,564 SH        DEFINED       1      1,452,564
CITIGROUP INC                COM NEW           172967424    5,897     133,291 SH        DEFINED       2        133,291
COLGATE PALMOLIVE CO         COM               194162103   25,162     213,188 SH          SOLE                  39,935       173,253
COLGATE PALMOLIVE CO         COM               194162103  393,261   3,331,871 SH        DEFINED       4      3,331,871
COLGATE PALMOLIVE CO         COM               194162103    8,152      69,066 SH        DEFINED       5         69,066
COLGATE PALMOLIVE CO         COM               194162103   35,601     301,623 SH        DEFINED     3, 5       301,623
COMCAST CORP NEW             CL A              20030N101   35,796     852,634 SH          SOLE                 159,763       692,871
COMCAST CORP NEW             CL A              20030N101  547,205  13,034,906 SH        DEFINED       4     13,034,906
COMCAST CORP NEW             CL A              20030N101   11,617     276,723 SH        DEFINED       5        276,723
COMCAST CORP NEW             CL A              20030N101   49,217   1,172,381 SH        DEFINED     3, 5     1,172,381
CYTOKINETICS INC             COM               23282W100   11,866  10,409,190 SH        DEFINED       4     10,409,190
DELTA AIR LINES INC DEL      COM NEW           247361702   31,531   1,909,935 SH          SOLE                 357,989     1,551,946
DELTA AIR LINES INC DEL      COM NEW           247361702  497,561  30,136,935 SH        DEFINED       4     30,136,935
DELTA AIR LINES INC DEL      COM NEW           247361702   10,119     612,908 SH        DEFINED       5        612,908
DELTA AIR LINES INC DEL      COM NEW           247361702   37,709   2,284,005 SH        DEFINED     3, 5     2,284,005
DOLLAR GEN CORP NEW          COM               256677105    5,058     100,000 SH        DEFINED       4        100,000
GOLDMAN SACHS GROUP INC      COM               38141G104   34,907     237,218 SH        DEFINED       1        237,218
GOLDMAN SACHS GROUP INC      COM               38141G104    3,205      21,782 SH        DEFINED       2         21,782
GOOGLE INC                   CL A              38259P508   35,789      45,069 SH          SOLE                   8,440        36,629
GOOGLE INC                   CL A              38259P508  537,626     676,951 SH        DEFINED       4        676,951
GOOGLE INC                   CL A              38259P508   11,592      14,596 SH        DEFINED       5         14,596
GOOGLE INC                   CL A              38259P508   50,408      63,471 SH        DEFINED     3, 5        63,471
INTEL                        COM               458140100  451,383  20,667,700     CALL  DEFINED       4     20,667,700
JPMORGAN CHASE & CO          COM               46625H100   39,277     827,643 SH          SOLE                 155,117       672,526
JPMORGAN CHASE & CO          COM               46625H100   43,813     923,152 SH        DEFINED       1        923,152
JPMORGAN CHASE & CO          COM               46625H100    4,021      84,731 SH        DEFINED       2         84,731
JPMORGAN CHASE & CO          COM               46625H100  701,425  14,779,293 SH        DEFINED       4     14,779,293
JPMORGAN CHASE & CO          COM               46625H100   12,764     268,948 SH        DEFINED       5        268,948
JPMORGAN CHASE & CO          COM               46625H100   52,806   1,112,650 SH        DEFINED     3, 5     1,112,650
KKR & CO L P DEL             COM UNITS         48248M102   17,329     896,925 SH        DEFINED       1        896,925
KKR & CO L P DEL             COM UNITS         48248M102    1,590      82,289 SH        DEFINED       2         82,289
LIMITED BRANDS INC           COM               532716107    3,808      85,269 SH          SOLE                  15,984        69,285
LIMITED BRANDS INC           COM               532716107   61,632   1,380,021 SH        DEFINED       4      1,380,021
LIMITED BRANDS INC           COM               532716107    1,237      27,695 SH        DEFINED       5         27,695
LIMITED BRANDS INC           COM               532716107    5,411     121,168 SH        DEFINED     3, 5       121,168
LINKEDIN CORP                COM CL A          53578A108    7,171      40,734 SH          SOLE                   7,629        33,105
LINKEDIN CORP                COM CL A          53578A108   84,744     481,335 SH        DEFINED       4        481,335
LINKEDIN CORP                COM CL A          53578A108    2,326      13,212 SH        DEFINED       5         13,212
LINKEDIN CORP                COM CL A          53578A108   10,300      58,502 SH        DEFINED     3, 5        58,502
MANCHESTER UTD PLC NEW       ORD CL A          G5784H106   32,184   1,921,434 SH        DEFINED       4      1,921,434
MANCHESTER UTD PLC NEW       ORD CL A          G5784H106    8,375     500,000 SH        DEFINED     3, 5       500,000
MGIC INVT CORP WIS           COM               552848103   13,601   2,747,700 SH        DEFINED       1      2,747,700
MGIC INVT CORP WIS           COM               552848103    1,249     252,300 SH        DEFINED       2        252,300
MORGAN STANLEY               COM NEW           617446448   12,313     560,200 SH          SOLE                 560,200
MORGAN STANLEY               COM NEW           617446448   27,360   1,244,751 SH        DEFINED       1      1,244,751
MORGAN STANLEY               COM NEW           617446448    2,511     114,249 SH        DEFINED       2        114,249
NATIONSTAR MTG HLDGS INC     COM               63861C109   12,181     330,106 SH        DEFINED       1        330,106
NATIONSTAR MTG HLDGS INC     COM               63861C109    1,118      30,291 SH        DEFINED       2         30,291
NIKE INC                     CL B              654106103   38,197     647,310 SH          SOLE                 121,318       525,992
NIKE INC                     CL B              654106103  658,363  11,156,801 SH        DEFINED       4     11,156,801
NIKE INC                     CL B              654106103   12,407     210,249 SH        DEFINED       5        210,249
NIKE INC                     CL B              654106103   51,748     876,944 SH        DEFINED     3, 5       876,944
PAN AMERICAN SILVER CORP     COM               697900108    3,876     236,658 SH          SOLE                 236,658
PENNYMAC MTG INVT TR         COM               70931T103    7,705     297,622 SH        DEFINED       1        297,622
PENNYMAC MTG INVT TR         COM               70931T103      707      27,317 SH        DEFINED       2         27,317
PHH CORP                     COM NEW           693320202   16,681     759,594 SH        DEFINED       1        759,594
PHH CORP                     COM NEW           693320202    1,531      69,719 SH        DEFINED       2         69,719
RESPONSE GENETICS INC        COM               76123U105    5,023   3,805,161 SH        DEFINED     3, 5     3,805,161
RYANAIR HLDGS PLC            SPONSORED ADR     783513104   26,695     638,901 SH          SOLE                 119,696       519,205
RYANAIR HLDGS PLC            SPONSORED ADR     783513104    5,414     129,573 SH        DEFINED       5        129,573
RYANAIR HLDGS PLC            SPONSORED ADR     783513104    8,671     207,536 SH        DEFINED       5        207,536
SILVER BAY RLTY TR CORP      COM               82735Q102    9,480     457,966 SH        DEFINED       1        457,966
SILVER BAY RLTY TR CORP      COM               82735Q102      870      42,034 SH        DEFINED       2         42,034
TIME WARNER CABLE INC        COM               88732J207    7,695      80,115 SH          SOLE                  14,987        65,128
TIME WARNER CABLE INC        COM               88732J207  217,090   2,259,937 SH        DEFINED       4      2,259,937
TIME WARNER CABLE INC        COM               88732J207    2,501      26,033 SH        DEFINED       5         26,033
TIME WARNER CABLE INC        COM               88732J207   13,505     140,593 SH        DEFINED     3, 5       140,593
TRI POINTE HOMES INC         COM               87265H109    1,846      91,593 SH        DEFINED       1         91,593
TRI POINTE HOMES INC         COM               87265H109      169       8,407 SH        DEFINED       2          8,407
WALTER INVT MGMT CORP        COM               93317W102   16,194     434,741 SH        DEFINED       1        434,741
WALTER INVT MGMT CORP        COM               93317W102    1,486      39,902 SH        DEFINED       2         39,902
WELLS FARGO & CO NEW         COM               949746101   20,124     544,082 SH          SOLE                 118,557       425,525
WELLS FARGO & CO NEW         COM               949746101  342,351   9,255,244 SH        DEFINED       4      9,255,244
WELLS FARGO & CO NEW         COM               949746101    6,293     170,133 SH        DEFINED       5        170,133
WELLS FARGO & CO NEW         COM               949746101   28,528     771,242 SH        DEFINED     3, 5       771,242



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